Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,527,775
Previously Paid Amount
Total Fee Amount	6,204.81
Total Offset Amount
Net Fee	$ 6,204.81